NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2019
Furniture and Equipment
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	3 - 5 years
Leasehold Improvements
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	5 years
Right of Use
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	1 - 5 years
Patient Records
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	5 years
Trademarks and Domain Names
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	5 years
Management Software
DisclosureOfEstimatedUsefulLifeLineItems [Line Items]
Estimated useful lives	5 years